Acquisition Date Fair Value of Consideration Transferred Net of Contingently Returnable Consideration Assets and Noncontrolling Interest in OWX Group (Detail) (Bright Way Technology Limited And Shenzhen Tastech Electronic Company Limited, CNY)
In Thousands, unless otherwise specified
	Dec. 31, 2012	Dec. 31, 2011	Oct. 11, 2010
Bright Way Technology Limited And Shenzhen Tastech Electronic Company Limited
Business Acquisition [Line Items]
Cash			20,000
Business acquisition, ordinary shares issued value			57,463
Less: contingently returnable consideration asset	0	(15,341)	(5,231)
30% noncontrolling interest			29,091
Business acquisition, acquisition date fair value of the consideration transferred			101,323